Inventories	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Inventories
10.	Inventories

	12.31.2020	12.31.2019
Raw materials	1,071.9	499.2
Work in process	631.1	439.7
Spare parts	576.0	224.6
Finished goods (i)	137.4	106.0
Held by third parties	61.4	50.7
Advances to suppliers	47.8	29.6
Inventory in transit	71.8	21.0
Consumption materials	52.1	24.2
Used aircraft (ii)	34.7	5.9
Loss on adjustment to market value (iii)	(4.4)	(0.9)
Loss due to obsolescence (iv)	(210.3)	(95.6)

	2,469.5	1,304.4

(i)	The following aircraft were held in the finished goods inventory:

•	December 31, 2020: two Embraer 195-E2, one Phenom 100, one Phenom 300, one Praetor 500, two Praetor 600, three Ipanema and one Super Tucano.

•	December 31, 2019: one Legacy 650, one Phenom 100, three Phenom 300, two Praetor 500, three Praetor 600 and two Ipanema.

(ii)	The following used aircraft were held in inventory as available for sale:

•	December 31, 2020: one Phenom 100, one Embraer 135, two Embraer 145 and one Embraer 190-E2.

•	December 31, 2019: one Phenom 300. The inventories of used aircraft reclassified as assets held for sale (Note 5) was comprised of two Embraer 135 and three Embraer 145.
Of the total aircraft held in inventories as of December 31, 2020, one Embraer
195-E2
and three Ipanema had been delivered by until March 26, 2021.

(iii)	Changes in the provision for adjustments to the realizable value of used aircraft were as follows:

	12.31.2020	12.31.2019	12.31.2018
Beginning balance	(0.9)	(7.7)	(17.2)
Additions	(17.3)	(5.2)	(8.8)
Disposals	14.6	11.2	18.3
Assets held for sale	(0.8)	0.8	—

Ending balance	(4.4)	(0.9)	(7.7)

(iv)	Changes in the provision for obsolescence were as follows:

	12.31.2020	12.31.2019	12.31.2018
Beginning balance	(95.6)	(170.7)	(153.2)
Additions	(42.2)	(50.3)	(59.8)
Disposals	23.9	29.8	41.5
Reversals	1.7	—	—
Foreign exchange loss	(3.4)	0.9	0.8
Assets held for sale	(94.7)	94.7	—

Ending balance	(210.3)	(95.6)	(170.7)